ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
Schedule of movement of allowance for deductions from revenue

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2025	7,863	1,425	9,288
Increases	4,854	126	4,980
Decreases (utilized)	(7,024)	(1,216)	(8,240)
Adjustments	(146)	422	276
As of December 31, 2025	5,547	757	6,304
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2024	8,087	2,567	10,654
Increases	9,712	259	9,971
Decreases (utilized)	(10,423)	(2,500)	(12,923)
Adjustments	487	1,099	1,586
As of December 31, 2024	7,863	1,425	9,288
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2023	46,636	1,234	47,870
Increases	21,225	859	22,084
Decreases (utilized)	(60,498)	(2,969)	(63,467)
Adjustments	724	3,443	4,167
As of December 31, 2023	8,087	2,567	10,654